Capital and reserves, Share premium (Details) - shares		12 Months Ended
	Jan. 22, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share premium [Abstract]
Number of shares outstanding at beginning of period (in shares)		0	0	0
New shares issued for cash (in shares)	6,414,412	210,961
Exercise of share options (in shares)		952
Equity-settled share-based payment transaction (in shares)		325
Number of shares outstanding at end of period (in shares)		212,238	0	0